Payments, by Category - 12 months ended Jun. 30, 2024 $ in Millions	USD ($)
Payments:
Taxes	$ 6,954.1
Royalties	3,721.5
Fees	51.2
Infrastructure	11.1
Total Payments	10,737.9
Corporate income tax	6,708.2
Royalty-related income tax	245.9
Other payments	477.1
Total payments to governments	$ 11,215.0	[1]

[1]	Figures are rounded to the nearest decimal point.